Note 31 - Related party transactions - Transactions Carried Out With Related Parties (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of transactions between related parties [line items]
Revenue, related party transactions	$ 252,336	$ 289,083	$ 362,629
Purchases of goods and services, related party transactions	321,783	548,763	758,443
Income from joint ventures in related party transactions	6,218	5,645	3,804
Amounts receivable (payable), related party transactions	83,857	73,088
Finance lease liabilities from associated companies	(1,026)	(1,459)
Finance lease liabilities from other related parties	(260)	(375)
Financial debt related parties	(1,286)	(1,834)
Techint Holdings S.àr.l. [Member]
Disclosure of transactions between related parties [line items]
Dividend distributed related party transactions	478,115	385,347	321,122
Associates [member]
Disclosure of transactions between related parties [line items]
Sales of goods to related parties	37,551	56,152	100,019
Sales of services to related parties	3,456	1,564	1,472
Purchases of goods to related parties	154,772	324,556	555,257
Purchases of services to related parties	17,544	13,349	13,759
Divicend received related party transactions	71,211	69,216	64,189
Receivables from non-consolidated parties	3,133	7,589
Payables to non-consolidated parties	(23,531)	(21,012)
Third party [member]
Disclosure of transactions between related parties [line items]
Sales of goods to related parties	83,250	121,679	151,884
Sales of services to related parties	127,940	109,553	109,123
Purchases of goods to related parties	70,425	61,366	51,040
Purchases of services to related parties	55,576	76,751	36,767
Receivables from non-consolidated parties	47,713	62,986
Payables to non-consolidated parties	(12,165)	(11,488)
Joint ventures where entity is venturer [member]
Disclosure of transactions between related parties [line items]
Sales of services to related parties	139	135	131
Purchases of goods to related parties	23,466	72,741	101,620
Income from joint ventures in related party transactions	6,218	5,645	$ 3,804
Receivables from non-consolidated parties	68,759	63,374
Payables to non-consolidated parties	$ (52)	$ (28,361)